ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals)	1 Months Ended
May 18, 2017 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock split, conversion ratio	3
Number of common stock shares issued for each share of common stock outstanding	2